Property and Equipment (Details Narrative) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020	Jan. 31, 2021	Jan. 31, 2020
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 1,458	$ 1,674	$ 6,336	$ 2,684